Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Provisions
Current provisions	€ 45,165	€ 54,410
Non-current provisions	16,063	16,427
Other personnel expenses
Provisions
Current provisions	41,490	47,490
Non-current provisions	2,164	1,209
Pensions
Provisions
Current provisions	2,184	1,730
Non-current provisions	11,985	12,531
Other provisions
Provisions
Current provisions	1,491	5,190
Non-current provisions	€ 1,913	€ 2,687